SHARE SETTLED DEBT (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule Of Settlement Transaction [Table Text Block]
	As of December 31,	As of December 31,
	2013	2012

Hanover Holdings I, LLC	$68,743	$-
Accounts payable	3,852	-
	$72,595	$-